Non-controlling interests - Changes in NCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-controlling interests
Balance at beginning of period	$ 40	$ 32
Profit for the year attributable to non-controlling interests			$ 3
Other changes in non-controlling interest	(3)	8	3
Balance at end of period	$ 37	$ 40	$ 32